Shareholders’ equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Shareholders’ equity

Note 14 — Shareholders’ equity

Ordinary shares

The Company was established under the laws of the Cayman Islands on May 9, 2018, with an authorized capital of 500,000,000 ordinary shares, each with a par value of $0.0001. Holders of the ordinary shares are entitled to one vote per share.

In January 2021, the Company effected a 10 for 1 share split, resulting in an aggregate of 10 ordinary shares outstanding. All share and per-share amounts have been retroactively restated to reflect the share split.

On January 6, 2021, the Company issued an aggregate of 1,150,000 founder shares to the Sponsor for an aggregate purchase price of $25,000 in cash.

On March 26, 2021, the Company issued an additional 287,500 founder shares to the Sponsor in connection with a recapitalization.

On June 24, 2021, the Company sold 5,750,000 units at a price of $10.00 per Public Unit in the Initial Public Offering.

Simultaneously on June 24, 2021, the Company issued 270,500 ordinary shares under the private placement of 270,500 private units at $10 per unit, to the Sponsor.

As of December 31, 2021 and 2020, 1,708,000 and 10 ordinary shares issued and outstanding excluding 5,750,000 and 0 shares are subject to possible-redemption.

On February 2, 2024, the Company’s reverse stock split plan became effective. Every ten (10) shares of the Company’s ordinary share issued, par value of US$0.0001, was combined into one (1) share of ordinary share, par value $0.001.

In October 2024, the Company’s reverse stock split plan became effective. Every ten (20) shares of the Company’s ordinary share issued, par value of US$0.001, was combined into one (1) share of ordinary share, par value $0.02. The authorized share capital of the Company shall be changed from US$10,000,000 divided into 500,000,000 consolidated ordinary share s to US$10,000,000 divided into 400,000,000 Class A ordinary shares, and 100,000,000 Class B ordinary shares. The Company has retroactively adjusted all share and per share data for all periods presented.

At the closing of the Business Combination, the issued and outstanding shares in MC held by the former MC shareholders was cancelled and ceased to exist, in exchange for the issue of an aggregate of 222,772 Golden Path Ordinary.

The number of shares of Common Stock issued immediately following the consummation of the Merger was 254,060 shares with a par value of USD 0.02 each. (see Note 3)

On October 24, 2023, the Company issued 43,000 ordinary shares, of the Registrant issuable pursuant to the 2023 Employee Stock Incentive Plan.

As of December 31, 2023, the Company had 297,060 ordinary shares with a par value of USD 0.02 each.

On April 1, 2024, the Company issued 1,800 ordinary shares in accordance with the 2023 Employee Stock Incentive Plan.

In 2024, the Company issued 54,204,890 ordinary shares pursuant to the Convertible Note Purchase Agreements signed with the investors.

As of December 31, 2024, the Company had 54,503,750 Class A ordinary shares issued and outstanding, each with a par value of USD 0.02.

Statutory reserve

Mengyun PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to an enterprise expansion fund and staff bonus and welfare fund at its discretion. Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

During the years ended December 31, 2023 and 2024, Mengyun PRC entities collectively attributed RMB 26,956 and RMB 11,670 to statutory reserves, respectively.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by Beijing Xihuiyun and Shanghai Mengyun (collectively “Mengyun PRC entities”) only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Mengyun PRC entities.

Mengyun PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to an enterprise expansion fund and staff bonus and welfare fund at its discretion. Mengyun PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, Mengyun PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulations in the PRC may further restrict Mengyun PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2024, amounts restricted are the paid-in-capital and statutory reserve of Mengyun PRC entities, which amounted to RMB 40,867,446.